Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2023
Loans and Allowance for Credit Losses [Abstract]
Loans and Allowance for Credit Losses
Note C - Loans and Allowance for Credit Losses
Loans are comprised of the following at December 31:

	2023	2022
Residential real estate	$319,504	$297,036
Commercial real estate:
Owner-occupied	82,356	72,719
Nonowner-occupied	178,201	182,831
Construction	62,337	33,205
Commercial and industrial	157,298	151,232
Consumer:
Automobile	61,461	54,837
Home equity	35,893	27,791
Other	74,850	65,398
	971,900	885,049
Less: Allowance for credit losses	(8,767)	(5,269)

Loans, net	$963,133	$879,780

At December 31, 2023 and 2022, net deferred loan origination costs were $794 and $663, respectively. At December 31, 2023 and 2022, net unamortized loan purchase premiums were $687 and $1,142, respectively.

The following table presents the recorded investment of nonaccrual loans and loans past due 90 days or more and still accruing by class of loans as of December 31, 2023 and 2022:
December 31, 2023	Loans Past Due 90 Days And Still Accruing	Nonaccrual Loans With No ACL	Nonaccrual Loans With an ACL	Total Nonaccrual Loans

Residential real estate	$9	$—	$1,234	$1,234
Commercial real estate:
Owner-occupied	—	775	—	775
Nonowner-occupied	—	—	61	61
Construction	—	—	1	1
Commercial and industrial	—	—	48	48
Consumer:
Automobile	56	—	78	78
Home equity	—	—	95	95
Other	54	—	100	100
Total	$119	$775	$1,617	$2,392

December 31, 2022	Loans Past Due 90 Days And Still Accruing	Nonaccrual

Residential real estate	$100	$1,708
Commercial real estate:
Owner-occupied	—	938
Nonowner-occupied	—	70
Construction	—	75
Commercial and industrial	—	150
Consumer:
Automobile	27	82
Home equity	—	151
Other	411	59
Total	$538	$3,233

The Company recognized $146 of interest income in nonaccrual loans during the year ended December 31, 2023.

The following table presents the aging of the recorded investment of past due loans by class of loans as of December 31, 2023 and 2022:
December 31, 2023	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$2,705	$368	$481	$3,554	$315,950	$319,504
Commercial real estate:
Owner-occupied	2,580	—	775	3,355	79,001	82,356
Nonowner-occupied	681	—	—	681	177,520	178,201
Construction	—	—	—	—	62,337	62,337
Commercial and industrial	3,338	—	48	3,386	153,912	157,298
Consumer:
Automobile	782	210	117	1,109	60,352	61,461
Home equity	353	62	95	510	35,383	35,893
Other	658	121	148	927	73,923	74,850

Total	$11,097	$761	$1,664	$13,522	$958,378	$971,900

December 31, 2022	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$1,799	$701	$497	$2,997	$294,039	$297,036
Commercial real estate:
Owner-occupied	97	—	938	1,035	71,684	72,719
Nonowner-occupied	626	5	—	631	182,200	182,831
Construction	40	45	17	102	33,103	33,205
Commercial and industrial	21	—	150	171	151,061	151,232
Consumer:
Automobile	804	240	97	1,141	53,696	54,837
Home equity	204	—	151	355	27,436	27,791
Other	875	113	452	1,440	63,958	65,398

Total	$4,466	$1,104	$2,302	$7,872	$877,177	$885,049

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. These risk categories are represented by a loan grading scale from 1 through 11. The Company analyzes loans individually with a higher credit risk rating and groups these loans into categories called “criticized” and “classified” assets. The Company considers its criticized assets to be loans that are graded 8 and its classified assets to be loans that are graded 9 through 11. The Company’s risk categories are reviewed at least annually on loans that have aggregate borrowing amounts that meet or exceed $1,000.

The Company uses the following definitions for its criticized loan risk ratings:

Special Mention.  Loans classified as “special mention” indicate considerable risk due to deterioration of repayment (in the earliest stages) due to potential weak primary repayment source, or payment delinquency.  These loans will be under constant supervision, are not classified and do not expose the institution to sufficient risks to warrant classification.  These deficiencies should be correctable within the normal course of business, although significant changes in company structure or policy may be necessary to correct the deficiencies.  These loans are considered bankable assets with no apparent loss of principal or interest envisioned.  The perceived risk in continued lending is considered to have increased beyond the level where such loans would normally be granted.

The Company uses the following definitions for its classified loan risk ratings:

Substandard.  Loans classified as “substandard” represent very high risk, serious delinquency, nonaccrual, or unacceptable credit. Repayment through the primary source of repayment is in jeopardy due to the existence of one or more well-defined weaknesses, and the collateral pledged may inadequately protect collection of the loans. Loss of principal is not likely if weaknesses are corrected, although financial statements normally reveal significant weakness. Loans are still considered collectible, although loss of principal is more likely than with special mention loans. Collateral liquidation is considered likely to satisfy debt.

Doubtful.  Loans classified as “doubtful” display a high probability of loss, although the amount of actual loss at the time of classification is undetermined. This classification should be temporary until such time that actual loss can be identified, or improvements are made to reduce the seriousness of the classification. These loans exhibit all substandard characteristics with the addition that weaknesses make collection or liquidation in full highly questionable and improbable. This classification consists of loans where the possibility of loss is high after collateral liquidation based upon existing facts, market conditions, and value. Loss is deferred until certain important and reasonable specific pending factors that may strengthen the credit can be more accurately determined. These factors may include proposed acquisitions, liquidation procedures, capital injection, receipt of additional collateral, mergers, or refinancing plans. A doubtful classification for an entire credit should be avoided when collection of a specific portion appears highly probable with the adequately secured portion graded substandard.

Loss.  Loans classified as “loss” are considered uncollectible and are of such little value that their continuance as bankable assets is not warranted.  This classification does not mean that the credit has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset yielding such a minimum value even though partial recovery may be affected in the future.  Amounts classified as loss should be promptly charged off.

As of December 31, 2023 and 2022, and based on the most recent analysis performed, the risk category of commercial loans by class of loans was as follows:

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Owner-occupied
Risk Rating
Pass	$18,120	$7,911	$10,679	$5,973	$6,125	$15,925	$459	$65,192
Special Mention	—	—	—	—	—	427	—	427
Substandard	—	—	13,934	—	498	2,005	300	16,737
Doubtful	—	—	—	—	—	—	—	—
Total	$18,120	$7,911	$24,613	$5,973	$6,623	$18,357	$759	$82,356

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Nonowner occupied
Risk Rating
Pass	$12,688	$29,344	$32,235	$20,484	$15,415	$61,809	$1,128	$173,103
Special Mention	—	—	768	3,226	—	1,034	—	5,028
Substandard	—	—	70	—	—	—	—	70
Doubtful	—	—	—	—	—	—	—	—
Total	$12,688	$29,344	$33,073	$23,710	$15,415	$62,843	$1,128	$178,201

Current Period gross charge-offs	$—	$—	$132	$—	$—	$—	$—	$132

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Construction
Risk Rating
Pass	$28,055	$29,174	$1,231	$302	$392	$2,937	$—	$62,091
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	246	—	246
Doubtful	—	—	—	—	—	—	—	—
Total	$28,055	$29,174	$1,231	$302	$392	$3,183	$—	$62,337

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial and Industrial
Risk Rating
Pass	$8,770	$30,885	$26,806	$31,247	$344	$27,632	$27,510	$153,194
Special Mention	140	—	—	—	—	8	66	214
Substandard	—	—	58	1,363	4	182	2,283	3,890
Doubtful	—	—	—	—	—	—	—	—
Total	$8,910	$30,885	$26,864	$32,610	$348	$27,822	$29,859	$157,298

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$29	$29

December 31, 2022	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$68,236	$3,545	$938	$72,719
Nonowner-occupied	177,479	5,352	—	182,831
Construction	33,143	—	62	33,205
Commercial and industrial	147,627	1,879	1,726	151,232
Total	$426,485	$10,776	$2,726	$439,987

The Company considers the performance of the loan portfolio and its impact on the ACL.  For residential and consumer loan classes, the Company evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment of residential and consumer loans by class of loans based on repayment activity as of December 31, 2023 and 2022:
	Term Loans Amortized Cost Basis by Origination Year
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total

Residential Real Estate:
Payment Performance
Performing	$50,484	$44,640	$50,949	$44,818	$21,854	$91,956	$13,560	$318,261
Nonperforming	—	—	—	—	182	1,061	—	1,243
Total	$50,484	$44,640	$50,949	$44,818	$22,036	$93,017	$13,560	$319,504

Current Period gross charge-offs	$—	$—	$3	$—	$—	$118	$—	$121

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Automobile
Payment Performance
Performing	$28,939	$20,376	$7,013	$3,028	$1,212	$759	$—	$61,327
Nonperforming	34	60	15	1	9	15	—	134
Total	$28,973	$20,436	$7,028	$3,029	$1,221	$774	$—	$61,461

Current Period gross charge-offs	$51	$163	$116	$6	$29	$3	$—	$368

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Home Equity
Payment Performance
Performing	$1,649	$79	$—	$—	$—	$—	$34,070	$35,798
Nonperforming	—	—	—	—	—	—	95	95
Total	$1,649	$79	$—	$—	$—	$—	$34,165	$35,893

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$87	$87

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Other
Payment Performance
Performing	$18,377	$24,904	$10,800	$4,482	$1,093	$953	$14,087	$74,696
Nonperforming	11	17	67	53	1	4	1	154
Total	$18,388	$24,921	$10,867	$4,535	$1,094	$957	$14,088	$74,850

Current Period gross charge-offs	$306	$119	$119	$84	$28	$53	$246	$955

	Consumer
December 31, 2022	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$54,728	$27,640	$64,928	$295,228	$442,524
Nonperforming	109	151	470	1,808	2,538
Total	$54,837	$27,791	$65,398	$297,036	$445,062

The Company originates residential, consumer, and commercial loans to customers located primarily in the southeastern areas of Ohio as well as the western counties of West Virginia.  Approximately 4.37% of total loans were unsecured at December 31, 2023, down from 4.52% at December 31, 2022.
Modifications to Borrowers Experiencing Financial Difficulty:

Occasionally, the Company modifies loans to borrowers experiencing financial difficulty.  These modifications may include one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; a reduction in the contractual principal and interest payments of the loan; or short-term interest-only payment terms. All modifications to borrowers experiencing financial difficulty are considered to be impaired.

During the year ended December 31, 2023, the Company experienced no new modifications to borrowers experiencing financial difficulty.

The following table presents the activity in the ACL by portfolio segment for the years ended December 31, 2023 and 2022:
December 31, 2023	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for credit losses:
Beginning balance	$681	$2,038	$1,293	$1,257	$5,269
Impact of adopting ASC 326	1,345	162	(116)	771	2,162
Provision for credit losses	251	824	(85)	1,040	2,030
Loans charged off	(121)	(132)	(29)	(1,410)	(1,692)
Recoveries	57	155	212	574	998
Total ending allowance balance	$2,213	$3,047	$1,275	$2,232	$8,767

December 31, 2022	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for credit losses:
Beginning balance	$980	$2,548	$1,571	$1,384	$6,483
Provision for credit losses	(318)	(556)	283	559	(32)
Loans charged off	(135)	(36)	(618)	(1,399)	(2,188)
Recoveries	154	82	57	713	1,006
Total ending allowance balance	$681	$2,038	$1,293	$1,257	$5,269

The following table presents the balance in the ACL and the recorded investment of loans by portfolio segment and based on impairment method as of December 31, 2022:

December 31, 2022	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for credit losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$—	$—	$—	$—
Collectively evaluated for impairment	681	2,038	1,293	1,257	5,269
Total ending allowance balance	$681	$2,038	$1,293	$1,257	$5,269

Loans:
Loans individually evaluated for impairment	$—	$1,986	$—	$28	$2,014
Loans collectively evaluated for impairment	297,036	286,769	151,232	147,998	883,035
Total ending loans balance	$297,036	$288,755	$151,232	$148,026	$885,049

The following table presents the amortized cost basis of collateral dependent loans by class of loans as of December 31, 2023:

	Collateral Type
December 31, 2023	Real Estate	Business Assets	Total
Residential real estate	$1,663	$—	$1,663
Commercial real estate:
Owner-occupied	700	258	958
Consumer:
Home equity	27	—	27
Total collateral dependent loans	$2,390	$258	$2,648

The following table presents information related to loans individually evaluated for impairment by class of loans as of the years ended December 31, 2022:

December 31, 2022	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:	$—	$—	$—	$—	$—	$—

With no related allowance recorded:
Commercial real estate:
Owner-occupied	1,692	1,607	—	1,662	97	97
Nonowner-occupied	379	379	—	382	29	29
Consumer:
Home equity	28	28	—	23	2	2

Total	$2,099	$2,014	$—	$2,067	$128	$128

The recorded investment of a loan excludes accrued interest and net deferred origination fees and costs due to immateriality.

Nonaccrual loans and loans past due 90 days or more and still accruing include both smaller balance homogenous loans that are collectively evaluated for impairment and individually classified as impaired loans.

The Company transfers loans to other real estate owned, at fair value less cost to sell, in the period the Company obtains physical possession of the property (through legal title or through a deed in lieu). As of December 31, 2023, the Company had $68 in other real estate owned for residential real estate properties compared to none at December 31, 2022. In addition, nonaccrual residential mortgage loans that are in the process of foreclosure had a recorded investment of $348 and $370 as of December 31, 2023 and 2022, respectively.